Long term Liabilities to Banks and Others (Details) - Schedule of long term liabilities to banks and others maturity dates - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of long term liabilities to banks and others maturity dates [Abstract]
First year (current maturities)	$ 76,656	$ 64,864
Second year	69,500	50,460
Third year	60,310	47,733
Fourth year	38,162	38,784
Fifth year and thereafter	12,344	25,085
Total	$ 256,972	$ 226,926